Financial Instruments -Fair values of the group's financial instruments (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Bonds Payable. | Financial liabilities measured at amortized cost
Financial Instruments
Financial Liabilities Carrying Amount	$ 35,538	$ 35,227
Financial Liabilities Fair Value	35,422	36,693
Loan payable | Financial liabilities fair value through profit or loss
Financial Instruments
Financial Liabilities Carrying Amount	7,424	6,817
Financial Liabilities Fair Value	7,424	6,817
FVTPL | Equity securities
Financial Instruments
Financial Assets Carrying Amount	4,033	8,564
Financial Assets Fair Value	4,033	8,564
FVTPL | Debt securities
Financial Instruments
Financial Assets Carrying Amount	774	770
Financial Assets Fair Value	774	770
FVTPL | Investment funds
Financial Instruments
Financial Assets Carrying Amount	1,675	2,761
Financial Assets Fair Value	1,675	2,761
FVTPL | Long-term loan receivable
Financial Instruments
Financial Assets Carrying Amount	1,146
Financial Assets Fair Value	1,146
FVTOCI | Debt securities
Financial Instruments
Financial Assets Carrying Amount	26,246	10,786
Financial Assets Fair Value	26,246	$ 10,786
Amortized cost | Long-term loan receivable
Financial Instruments
Financial Assets Carrying Amount	7,168
Financial Assets Fair Value	$ 7,168